Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile [Line Items]
Revenue by region total	€ 33,035	€ 47,370	€ 19,087
Germany [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile [Line Items]
Revenue by region total	23,809	46,979	18,451
Spain [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile [Line Items]
Revenue by region total	3,371	17	0
Ireland [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile [Line Items]
Revenue by region total	1,944	0	0
Switzerland [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile [Line Items]
Revenue by region total	1,186	222	434
Austria [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile [Line Items]
Revenue by region total	750	4	73
United States of America [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile [Line Items]
Revenue by region total	0	29	78
Other European Countries [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile [Line Items]
Revenue by region total	€ 1,973	€ 118	€ 50